INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in Affiliated and Other Companies
	US dollars
	December 31,
(in thousands)	2025	2024
Lumax	517	519
	517	519